Financial Risk Management - Credit Risk (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	R 5,837	R 5,602
Restricted investments	3,301	3,271
Investments held by social trust funds
Disclosure of detailed information about financial instruments [line items]
Restricted investments	28	33
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	993	706
Restricted cash
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	136	115
Restricted investments (environmental trusts)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	3,273	3,238
Restricted investments	3,273	3,238	R 2,621
Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	506	623
AA Plus | Restricted investments (environmental trusts)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	0	1,498
AA Plus | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	0	130
AA | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	671	623
AA | Restricted cash
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	109	94
AA | Restricted investments (environmental trusts)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	3,273	1,740
AA | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	393	354
AA Minus | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	322	83
AA Minus | Restricted cash
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	27	21
AA Minus | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	69	139
A Plus | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	R 44	R 0